Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	Dec 31, 2025	Dec 31, 2024
Rental vehicles	26,899,522	26,747,580
Furniture and fixtures	1,479,966	1,290,201
Leasehold improvements	879,092	798,889
Less: Accumulated depreciation	(26,604,770)	(23,343,499)
Total property and equipment	2,653,810	5,493,171

Depreciation expense relating to property and equipment was US$3,292,570, US$8,392,637 and US$9,946,444 for the years ended December 31, 2025, 2024 and 2023 respectively. During the years ended December 31, 2025, 2024 and 2023 the Group recognized US$32,120, US$0 and US$143,527 respectively, in losses related to the disposal of property and equipment.

Rental vehicles amounting to US$0 (December 31, 2024: US$26,747,580) are pledged to PFG in relation to the loan and security agreements with PFG dated January 2021, October 2022 and December 2022. During the year, the pledge was cancelled on repayment of the loan.

The following table summarizes the depreciation expenses recorded in the consolidated statement of operations for the years ended December 31, 2025, 2024 and 2023:

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024	January 1 - Dec 31, 2023

Cost of revenue	2,861,819	7,957,267	9,347,183
General and administrative expenses	430,751	435,370	599,261
Total depreciation	3,292,570	8,392,637	9,946,444